SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2018
SHARE-BASED PAYMENTS [Abstract]
Expenses Arising from Share-based Payments
During the past three years, the following expenses arising from share-based payments have been recognised:

	2018 US$000	2017 US$000	2016 US$000

Expense arising from equity-settled share-based payment transactions	2,298	674	507

Number and Weighted Average Exercise Prices of Options and Rights
The following table illustrates the number and weighted average exercise prices (“WAEP”) of options and rights granted as share-based payments at the beginning and end of the financial year:

	2018 Thousands of Options and Rights	2018 WAEP A$	2017 Thousands of Options and Rights	2017 WAEP A$	2016 Thousands of Options and Rights	2016 WAEP A$
Outstanding at beginning of year	24,104	$0.17	10,324	$0.12	12,246	$0.11
Granted during the year	7,650	$0.26	21,854	$0.15	500	$0.50
Forfeited and lapsed during the year	(5,680)	$0.07	(5,924)	-	(1,340)	-
Exercised/converted during the year	(500)	$0.30	(2,150)	$0.23	(1,082)	-
Outstanding at end of year [1]	25,574	$0.22	24,104	$0.17	10,324	$0.12

Notes:

[1]
At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement.

Options and Rights Granted
The following options and rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price $		Grant Date Fair Value $
2018
Series 1	Rights	50,000	23-May-17	31-Dec-18		-	$	A0.456
Series 2	Rights	100,000	23-May-17	31-Dec-19		-	$	A0.456
Series 3	Rights	400,000	23-May-17	31-Dec-20		-	$	A0.456
Series 4	Rights	100,000	5-Jun-17	31-Dec-20		-	$	A0.413
Series 5	Rights	200,000	16-Oct-17	31-Dec-19		-	$	A0.359
Series 6	Rights	500,000	16-Oct-17	31-Dec-20		-	$	A0.359
Series 7	Rights	100,000	11-Dec-17	31-Dec-19		-	$	A0.351
Series 8	Rights	200,000	11-Dec-17	31-Dec-20		-	$	A0.351
Series 9	Options	6,000,000	26-Jun-18	30-Jun-21	$	A0.33	$	A0.056
2017
Series 10	Options	1,000,000	25-Jan-17	31-Dec-18	$	A0.45	$	A0.239
Series 11	Options	4,444,444	05-Apr-17	05-Apr-21	$	A0.66	$	A0.376
Series 12	Rights	3,070,000	21-Dec-16	31-Dec-19		-	$	A0.448
Series 13	Rights	3,695,000	25-Jan-17	31-Dec-18		-	$	A0.523
Series 14	Rights	1,275,000	25-Jan-17	31-Dec-19		-	$	A0.523
Series 15	Rights	4,870,000	25-Jan-17	31-Dec-20		-	$	A0.523
Series 16	Rights	1,500,000	19-Jun-17	31-Dec-19		-	$	A0.447
Series 17	Rights	2,000,000	19-Jun-17	31-Dec-20		-	$	A0.447
2016
Series 18	Options	500,000	22-Dec-15	31-Dec-18	$	A0.50	$	A0.087

Option and Performance Share Right Pricing Model
The table below lists the inputs to the valuation model used for share options and performance share rights granted by the Group during the last three years:

Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8	Series 9
Exercise price	-	-	-	-	-	-	-	-	$ A0.33
Grant date share price	$ A0.48	$ A0.48	$ A0.48	$ A0.385	$ A0.385	$ A0.385	$ A0.37	$ A0.37	$ A0.19
Dividend yield[1]	-	-	-	-	-	-	-	-	-
Volatility[2]	-	-	-	-	-	-	-	-	65%
Risk-free interest rate	-	-	-	-	-	-	-	-	2.10%
Grant date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Issue date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Expiry date	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	30-Jun-21
Expected life (years)[3]	1.61	2.61	3.61	3.58	2.21	3.21	2.05	3.06	3.01
Fair value at grant date	$ A0.456	$ A0.456	$ A0.456	$ A0.413	$ A0.359	$ A0.359	$ A0.351	$ A0.351	$ A0.056

Inputs	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15	Series 16	Series 17	Series 18
Exercise price	$ A0.45	$ A0.66	-	-	-	-	-	-	$ A0.50
Grant date share price	$ A0.51	$ A0.64	$ A0.45	$ A0.51	$ A0.51	$ A0.51	$ A0.44	$ A0.44	$ A0.26
Dividend yield[1]	-	-	-	-	-	-	-	-	-
Volatility[2]	80%	80%	-	-	-	-	-	-	75%
Risk-free interest rate	1.81%	2.14%	-	-	-	-	-	-	2.03%
Grant date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Issue date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Expiry date	31-Dec-18	5-Apr-21	31-Dec-19	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-18
Expected life (years)[3]	1.93	4.00	3.03	1.93	2.93	3.93	2.53	3.54	3.03
Fair value at grant date	$ A0.239	$ A0.376	$ A0.448	$ A0.523	$ A0.523	$ A0.523	$ A0.447	$ A0.447	$ A0.087

Notes:

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.